Employee Benefits - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Percentage of Active Employees with Pension and or Other Retirement Benefit Plans Covered	20.00%
Percentage of matching contribution if compensation percentage below low range	100.00%
Matching participant's contribution, percentage on compensation	4.00%
Percentage of matching contribution if compensation percentage between high range and low range	75.00%
Matching participant's contribution, percentage on compensation, range low	4.00%
Matching participant's contribution, percentage on compensation, range high	8.00%
Percentage of employees eligible to accrue benefits under the defined plan	50.00%
Matching participant's contribution, average percentage on compensation	6.00%
Retirement liabilities	$ 265,370,000	$ 227,172,000
Capital in excess of par value related to Deferred Compensation Plan	28,200,000	22,200,000
Total cash surrender value of life insurance contracts	47,578,000	43,179,000
Deferred Compensation Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement liabilities	50,900,000	43,600,000
Pension Plan [Member] | U.S Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	620,654,000	562,043,000	$ 602,783,000
Retirement liabilities	49,292,000	46,519,000
Contribution to the plans	3,683,000	$ 3,524,000
Pension Plan [Member] | U.S Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target percentage of investment in equity securities		20.00%
Pension Plan [Member] | U.S Plans [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target percentage of investment in equity securities		80.00%
Pension Plan [Member] | U.S Plans [Member] | Qualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to the plans	0
Pension Plan [Member] | U.S Plans [Member] | Nonqualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to the plans	3,700,000
Pension Plan [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	1,099,084,000	$ 957,935,000	973,061,000
Retirement liabilities	143,040,000	114,705,000
Contribution to the plans	$ 20,031,000	18,238,000
Pension Plan [Member] | Non-U.S. Plans [Member] | Real Estate [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target percentage of investment in equity securities	15.00%
Pension Plan [Member] | Non-U.S. Plans [Member] | Equity Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target percentage of investment in equity securities	15.00%
Pension Plan [Member] | Non-U.S. Plans [Member] | Fixed Income Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target percentage of investment in equity securities	35.00%
Pension Plan [Member] | Non-U.S. Plans [Member] | Alternative Type of Investments [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target percentage of investment in equity securities	35.00%
Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	$ 64,174,000	$ 59,625,000	$ 82,714,000
Contribution to the plans	$ 2,700,000